LOSSES PER SHARE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Denominator:
Denominator used for losses per share	717,955,865	542,881,582
Net loss from continuing operations - Basic	$ (0.033)	$ (0.020)
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	$ (26,991,000)	$ (11,836,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,865	542,881,582
Denominator used for losses per share	717,955,865	542,881,582
Losses per share from continuing operations-diluted	$ (0.033)	$ (0.024)
Class B Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ 0
Denominator:
Denominator used for losses per share	99	99
Net loss from continuing operations - Basic	$ 0
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ 0
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99
Losses per share from continuing operations-diluted	$ 0
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS - diluted	0
Losses from continuing operations per ADS - basic	$ 0
Losses from continuing operations per ADS - diluted	$ 0
Class A Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic	$ (24,036,000)	$ (11,142,000)
Denominator:
Denominator used for losses per share	717,955,766	542,881,483
Net loss from continuing operations - Basic	$ (0.033)	$ (0.020)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (24,036,000)	$ (11,142,000)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ (24,036,000)	$ (11,142,000)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	717,955,766	542,881,483
Conversion of Class B to Class A ordinary shares	99	99
Denominator used for losses per share	717,955,865	542,881,582
Losses per share from continuing operations-diluted	$ (0.033)	$ (0.020)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	71,795,577	54,288,148
Denominator used for losses per ADS - diluted	71,795,587	54,288,158
Losses from continuing operations per ADS - basic	$ (0.330)	$ (0.200)
Losses from continuing operations per ADS - diluted	$ (0.330)	$ (0.200)